Note 37 - Personnel Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Personnel Benefits Abstract
Table of Personnel Benefits
	December 31, 2018	December 31, 2017
Salaries	6,224,799	6,730,474
Social security charges	1,838,875	1,942,070
Personnel compensations and rewards	876,749	759,730
Personnel services	228,629	260,821
Other short term personnel benefits	1,635,207	1,458,747
Termination benefits	15,907	9,464
Fees to Bank Directors and Supervisory Committee	20,004	16,022
Other long term benefits	47,521	44,532
TOTAL	10,887,691	11,221,860